Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash, cash equivalents	$ 130,821	$ 149,604
Restricted cash	8,976	8,638
Accounts receivable, net of allowance for credit losses	29,037	34,653
Accrued income	5,809	2,437
Prepaid expenses and other current assets	14,824	17,068
Bunkers and other inventory	13,752	9,044
Insurance receivable	3,368	526
Amounts due from related parties	13,797	33,402
Total current assets	220,384	255,372
Non-current assets
Vessels, net	1,653,607	1,754,382
Vessels under construction	41,589	0
Property, plant and equipment, net	385	142
Intangible assets, net of accumulated amortization	406	332
Equity method investments	253,729	174,910
Derivative assets	7,191	14,674
Right-of-use asset for operating leases	2,088	2,873
Other non-current assets	1,250	0
Total non-current assets	1,960,245	1,947,313
Total assets	2,180,629	2,202,685
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	250,087	120,327
Current portion of operating lease liabilities	1,180	914
Accounts payable	13,823	11,643
Accrued expenses and other liabilities	24,334	20,847
Accrued interest	4,835	5,488
Deferred income	24,514	25,617
Amounts due to related parties	0	606
Total current liabilities	318,773	185,442
Non-current liabilities
Secured term loan and revolving credit facilities, net of current portion and deferred financing costs	504,995	641,975
Senior unsecured bond, net of deferred financing costs	98,446	90,336
Operating lease liabilities, net of current portion	2,574	3,500
Deferred tax liabilities	9,477	7,016
Amounts due to related parties	0	41,342
Total non-current liabilities	615,492	784,169
Total liabilities	934,265	969,611
Commitments and contingencies (see note 14)
Stockholders’ equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 69,397,648 shares issued and outstanding (December 31, 2023: 73,208,586)	695	733
Additional paid-in capital	800,800	799,472
Accumulated other comprehensive loss	(548)	(152)
Retained earnings	404,522	390,221
Total Navigator Holdings Ltd. stockholders’ equity	1,205,469	1,190,274
Non-controlling interests	40,895	42,800
Total equity	1,246,364	1,233,074
Total liabilities and equity	$ 2,180,629	$ 2,202,685